UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10503

Name of Fund: BlackRock New York Municipal 2018 Term Trust (BLH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2015

Date of reporting period: 03/31/2015

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock New York Municipal 2018 Term Trust (BLH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 94.6%
Corporate — 2.2%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB:
4.00%, 6/01/17	$350	$372,446
4.00%, 6/01/18	350	379,218
Port Authority of New York & New Jersey, RB, Continental Airlines, Inc. and Eastern Air Lines, Inc. Project, LaGuardia Airport, AMT, 9.13%, 12/01/15	480	487,603

		1,239,267

County/City/Special District/School District — 40.4%
City of New York New York, GO:
Series M, 5.00%, 4/01/15 (a)	1,060	1,060,000
Series M, 5.00%, 4/01/23	330	331,317
Sub-Series G-1, 5.00%, 4/01/18	5,000	5,586,550
Sub-Series H-2, 5.00%, 6/01/20	3,470	4,051,503
City of New York New York Transitional Finance Authority, RB, Fiscal 2008, Series S-1, 5.00%, 1/15/23	1,400	1,556,926
City of Rochester New York, GO, Refunding, Series I, 4.00%, 8/15/18	2,000	2,194,120
New York State Dormitory Authority, RB, General Purpose, Series E, 5.00%, 8/15/19	1,500	1,733,940
New York State Dormitory Authority, Refunding RB, Series A:
3rd General Resolution, State University Educational Facilities, 4.00%, 5/15/18	1,000	1,094,200
4.00%, 7/01/18	310	337,271
New York State Urban Development Corp., Refunding RB, Series D, 5.50%, 1/01/19	750	869,092
Owego Apalachin Central School District, GO, Refunding (AGM), 4.00%, 6/15/18	1,015	1,101,437

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
State of New York, GO, Series E, 5.00%, 12/15/20	$2,000	$2,403,940

		22,320,296

Education — 12.4%
City of New York New York Transitional Finance Authority, Refunding RB, Subordinate, Future Tax Secured, Series B, 5.00%, 2/01/20	2,000	2,336,140
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/21	250	292,157
New York State Dormitory Authority, RB:
Pratt Institute, Series C (AGC), 5.00%, 7/01/19	600	685,872
School Districts Financing Program, Series C, 4.00%, 10/01/18	535	585,707
University of Rochester, Series A, 5.00%, 7/01/21	1,155	1,326,298
New York State Dormitory Authority, Refunding RB:
Mental Health Services, 5.00%, 8/15/18 (b)	5	5,671
Teachers College, Series A, 5.00%, 7/01/17	200	218,504
Teachers College, Series A, 5.00%, 7/01/18	250	280,358
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A:
5.00%, 6/01/18	600	661,656
5.00%, 6/01/19	400	449,636

		6,841,999

Health — 3.5%
New York State Dormitory Authority, Refunding RB, Miriam Osborn Memorial Home, 2.50%, 7/01/18	1,890	1,924,946

Housing — 7.0%
New York Mortgage Agency, Refunding RB, 35th Series, S/F Housing, AMT, 4.50%, 10/01/20	2,020	2,023,838

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock New York Municipal 2018 Term Trust (BLH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (concluded)
New York State Dormitory Authority, Refunding RB, Series A:
North Shore Long Island Jewish, 5.00%, 5/01/18	$615	$683,425
North Shore Long Island Jewish, 4.00%, 5/01/19	250	274,527
North Shore Long Island Jewish, 5.00%, 5/01/19	650	739,414
State University Educational Facilities, 5.88%, 5/15/17	125	134,554

		3,855,758

State — 6.1%
New York State Dormitory Authority, RB, General Purpose, Series A, 5.00%, 3/15/18	2,000	2,233,000
New York State Dormitory Authority, Refunding LRB, Municipal Health Facilities, 4.00%, 5/15/18	550	597,069
New York State Urban Development Corp., RB, State Personal Income Tax, Series A-1, 5.00%, 12/15/22	500	567,970

		3,398,039

Transportation — 16.1%
Metropolitan Transportation Authority, Refunding RB, Series C, 5.00%, 11/15/18	1,965	2,232,633
New York State Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/20	1,750	1,982,102
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 5.00%, 12/01/20	300	345,462
Port Authority of New York & New Jersey, Refunding RB, 178th Series, AMT, 5.00%, 12/01/18	900	1,015,380
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series B, 4.00%, 11/15/18	3,000	3,308,370

		8,883,947

Utilities — 6.9%
Long Island Power Authority, Refunding RB, Series A, 5.25%, 4/01/21	1,000	1,129,060

Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2012, Series FF, 5.00%, 6/15/20	$2,000	$2,358,700
Upper Mohawk Valley Regional Water Finance Authority, Refunding RB, Water System, 4.00%, 4/01/18	300	323,346

		3,811,106

Total Municipal Bonds in New York		52,275,358

Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	140	161,178

U.S. Virgin Islands — 3.4%
State — 3.4%
Virgin Islands Public Finance Authority, RB, Series A:
5.00%, 10/01/16	630	665,381
5.00%, 10/01/17	665	720,607
5.00%, 10/01/18	460	507,486

Total Municipal Bonds in U.S. Virgin Islands		1,893,474

Total Long-Term Investments (Cost — $52,530,314) — 98.3%		54,330,010

Short-Term Securities	Shares

BIF New York Municipal Money Fund, 0.00% (c)(d)	142,653	142,653

Total Short-Term Securities (Cost — $142,653) — 0.3%		142,653

Total Investments (Cost — $52,672,967*) — 98.6%		54,472,663
Other Assets Less Liabilities — 1.4%		799,382

Net Assets Applicable to Common Shares — 100.0%		$55,272,045

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2015	2

Schedule of Investments (continued)	BlackRock New York Municipal 2018 Term Trust (BLH)

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$52,673,196

Gross unrealized appreciation	$1,800,839
Gross unrealized depreciation	(1,372)
Net unrealized appreciation	$1,799,467

Notes to Schedule of Investments
(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security is collateralized by municipal or U.S. Treasury obligations.
(c)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at March 31, 2015	Income

BIF New York Municipal Money Fund	721,078	(578,425)	142,653	—

(d)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2015	3

Schedule of Investments (concluded)	BlackRock New York Municipal 2018 Term Trust (BLH)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust's policy regarding valuation of investments, please refer to the Trust's most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the Trust's investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$54,330,010	—	$54,330,010
Short-Term Securities	$142,653	—	—	142,653
Total	$142,653	$54,330,010	—	$54,472,663

[1]	See above Schedule of Investments for values in each sector.

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2015	4

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal 2018 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal 2018 Term Trust

Date: May 22, 2015